1. DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2020
Description Of Business
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

Companhia Siderúrgica Nacional “CSN”, also referred to as the “Company”, is a publicly-held company incorporated on April 9, 1941, under the laws of the Federative Republic of Brazil (Companhia Siderúrgica Nacional, its subsidiaries, joint ventures, joint operations and associates are collectively referred to herein as the "Group”). The Company’s registered office is located in São Paulo, SP, Brazil.

CSN is listed on the São Paulo Stock Exchange (B3 S.A.- Brasil, Bolsa, Balcão) and on the New York Stock Exchange (NYSE).

The Group's main operating activities are divided into five (5) segments as follows:

•	Steel:

The Company’s main industrial facility is the Presidente Vargas steelworks (“UPV”), located in the city of Volta Redonda, State of Rio de Janeiro. This segment consolidates all operations related to the production, distribution and sale of flat steel, long steel, metallic containers and galvanized steel. In addition to the facilities in Brazil, CSN has commercial operations in the United States and operations in Portugal and Germany to achieve markets and providing excellent services for final consumers. Its steel is used in home appliances, civil construction and automobile industries.

•	Mining:

The production of iron ore is developed in the cities of Congonhas, Ouro Preto and Belo Vale, State of Minas Gerais – by subsidiary CSN Mineração.

Iron ore is sold basically in the international market, especially in Europe and Asia. The prices charged in these markets are historically cyclical and subject to significant fluctuations over short periods of time, driven by several factors related to global demand, strategies adopted by the major steel producers, and the foreign exchange rate. All these factors are beyond the Company’s control. The ore transportation is carried out through Terminal de Carvão e Minérios do Porto de Itaguai – (“TECAR”), a solid bulk terminal, one of the four terminals that comprise the Port of Itaguai, located in the State of Rio de Janeiro. Imports of coal and coke are also carried out through this terminal by provision of services by CSN Mineração to CSN. The Company´s mining activities also comprises tin exploitation, which is based in the State of Rondônia, to supply the needs of UPV. The excess of raw material is sold to subsidiaries and third parties.

As a pioneer in the use of technologies that result in the possibility of stacking the tailings generated in the iron ore production process, the Company has had its iron ore production since January 2020, 100% independent of tailings dams. After significant investments in recent years to raise the level of reliability, mischaracterization and dry stacking, the Company has moved on to a scenario in which 100% of its waste goes through a dry filtration process and is disposed of in geotechnically controlled batteries, areas exclusively destined for stacking. Approximately R$250 million was invested in the two tailings filtration plants that have a combined total filtration capacity of 9 million tons per year.

As a consequence of these measures, the decommissioning of the dams is the natural way of processing dry waste.

All of our mining dams are positively certified and comply with the environmental legislation in force.

•	Cements

CSN entered the cement production market in 2009, catapulted by the synergy between this activity and CSN's current business. Beside the UPV facilities, in Volta Redonda / RJ, the Company installed a new business unit, which produces CP-III type cement using the slag produced by the UPV’s own blast furnaces. It also explores limestone and dolomite at the Arcos / MG unit, to meet the needs of the UPV and the cement plant. Additionally, in Arcos / MG, the clinker production operation is located. As a result, the Company is self-sufficient in the production of cement, with an installed capacity of 4.7 million tons per year.

•	Logistics:

Railroads:

CSN has interests in three railroad companies: MRS Logística S.A., which manages the former Southeast Railway System of Rede Ferroviária Federal S.A (“RFFSA”)., Transnordestina Logística S.A. (“TLSA”) and FTL - Ferrovia Transnordestina Logística S.A. (“FTL”), which the the latter two hold the concession to operate the former Northeast Railway System of RFFSA, in the States of Maranhão, Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco, Alagoas and Sergipe, with TLSA being responsible for the rail links of Eliseu Martins – Trindade, Trindade – Salgueiro, Salgueiro – Porto Suape, Salgueiro – Missão Velha and Missão Velha - Pecém (Railway System II), under construction, and FTL being responsible for the rail links of São Luis - Altos, Altos - Fortaleza, Fortaleza – Souza, Souza - Recife/Jorge Lins, Recife/Jorge Lins – Salgueiro, Jorge Lins – Propriá, Paula Cavalcanti – Cabedelo, Itabaiana - Macau (Railway System I).

Ports:

The Company operates in the State of Rio de Janeiro, by means of its subsidiary Sepetiba Tecon S.A., operates the Container Terminal (“TECON”) and by means of its subsidiary CSN Mineração, the TECAR, both located at the Itaguaí Port. Established in the harbor of Sepetiba, the mentioned port has a privileged highway, railroad and maritime access.

(“TECON”) is responsible for the shipments of CSN´s steel products, movement and storage of containers, vehicles, general cargo, among other products; and TECAR performs the operational activities of loading and unloading of solid bulk ships, storage and distribution (road and rail) of coal, coke, zinc concentrate, sulfur, iron ore and other bulk, intended for the seaborne market, for our own operation and for third parties.

•	Energy:

Since the energy supply is fundamental in CSN´s production process, the Company owns and operates facilities to generate electric power for guaranteeing its self-sufficiency.

The note 29 - “Segment Information” details the financial information per each of CSN´s business segment.

•	GOING CONCERN

In 2020, the Company repaid approximately R$8.4 billion of its borrowings and financing. In 2021, we expect to repay R$4.2 billion. Financial leverage may adversely affect the Company’s business, financial conditions and operating results, with the following main impacts considered by Management:

•       Use of cash generated from operations for the repayment of borrowings and financing;

•       Exposure to (i) interest rate fluctuations, due to the renegotiation of debts and possible new borrowings and financing; and (ii) foreign exchange, since a significant portion of borrowings and financing are U.S. Dollar denominated;

•       Increase in the economic and financial vulnerability in the event of adverse conditions in the industry and segment, due to the limited resources available in the short term, considering the high financial leverage and expected cash disbursements;

•       Limitation of the Company’s ability to conduct new business (acquisitions) until the financial leverage is reduced;

•       Limitation of the Company’s ability to obtain new lines of credit at more favorable interest conditions due to the risks related to the current financial leverage.

The Company’s ability to continue operating on a going concern basis, therefore, depends on the achievement of operating targets determined by Management, in addition to refinancing the contracted debts, and / or actions related to financial deleveraging.

In addition to the continuous focus on improving operating results, Management continues with initiatives to increase the Company’s liquidity by extending payment terms for loans and financing. See note 13.a - Maturities of loans, financing and debentures presented in current and non-current liabilities.

Additionally, Management is studying alternatives to financial deleveraging from the sale of non-strategic assets and other initiatives, such as the recently concluded Initial Public Offering of Shares of the subsidiary CSN Mineração SA, whereby the CSN Group improved its liquidity by R$4,155 million. Other alternatives are also considered, but it is not possible to ensure that they will occur within a period of 12 months. Accordingly, the Company did not segregate and reclassify any assets in the financial statements as discontinued operations in accordance with IFRS 5.

Based on Management’s cash flow projections that covered the operational period until February 2022, which depend on factors such as meeting production targets, sales volumes and prices, as well as the renegotiation of loans and financing, Management understands that the Company has adequate resources to continue its operations. Accordingly, the Company’s financial statements for the year ended December 31, 2020 were prepared based on the assumption of going concern.